Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other financial liabilities
Schedule of other financial liabilities

	2021	2020
	£m	£m
Customer deposits - designated as at fair value through profit or loss	568	796
Debt securities in issue
- designated as at fair value through profit or loss	1,103	1,607
- amortised cost	47,655	43,408
Total	49,326	45,811